Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents (Note 8)		$ 66,322	$ 66,933
Amounts due from related parties (Note 13)		$ 2,020	$ 2,230
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party	Related Party
Inventories (Note 11)		$ 3,598	$ 3,304
Derivative assets (Notes 7 and 8)		5,084	8,112
Other current assets (Note 17)		17,607	14,793
Total current assets		94,631	95,372
Long-term assets:
Vessels, net of accumulated depreciation (Notes 10 and 19)		1,512,647	1,462,192
Right-of-use assets (Note 4)		3,860	1,269
Deferred tax assets (Note 9)		3,082	3,326
Derivative assets (Notes 7 and 8)		2,401	5,189
Accrued income (Notes 17)		7,531	4,817
Total long-term assets		1,529,521	1,476,793
Total assets		1,624,152	1,572,165
Current liabilities:
Trade accounts payable (Note 17)		5,789	5,766
Accrued expenses (Note 18)		18,427	11,465
Current portion of long-term debt (Notes 8 and 12)		179,030	256,659
Current lease liabilities (Note 4)		1,004	1,172
Income taxes payable		54	60
Current portion of contract liabilities (Note 15)		5,529	2,889
Prepaid charter and deferred revenue		2,079	7,276
Amount due to related parties (Note 13)		$ 7,202	$ 1,835
Other Liability, Current, Related Party, Type [Extensible Enumeration]		Related Party	Related Party
Total current liabilities		$ 219,114	$ 287,122
Long-term liabilities:
Long-term debt (Notes 8 and 12)		735,449	648,075
Lease liabilities (Note 4)		2,856	97
Derivative liabilities		1,317
Contract liabilities (Note 15)		43,355	23,776
Deferred tax liabilities (Note 9)		103	91
Deferred revenues		1,635	1,869
Total long-term liabilities		784,715	673,908
Total liabilities		1,003,829	961,030
Commitments and contingencies (Note 14)
Series A Convertible Preferred Units		84,308	84,308
Partners' capital:
General partner interest		9,523	9,353
Total partners' capital		536,015	526,827
Total liabilities and equity		1,624,152	1,572,165
Related Party
Current assets:
Amounts due from related parties (Note 13)		2,020	2,230
Other current assets (Note 17)		2,307	1,325
Current liabilities:
Trade accounts payable (Note 17)		1,526	2,773
Common units
Partners' capital:
Common unitholders		522,621	513,603
Class B unit
Partners' capital:
Common unitholders	[1]	$ 3,871	$ 3,871

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK Offshore Tankers AS (“Knutsen NYK” or “KNOT”), and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s incentive distribution rights (“IDRs”), in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled (the “IDR Exchange”). As of June 30, 2025, 420,675 of the Class B Units had been converted to common units.